Financial Instruments, Risk Management and Fair Value Measurements Financial Instrument, Risk Management and Fair Value Measurement, Recurring Fair Value Adjustments (Details) - Fair Value, Measurements, Recurring - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Other	$ 17.7	$ 30.1
Assets, Fair Value Disclosure	17.7	30.1
Liabilities
Other	24.3	38.8
Total Liabilities	24.3	38.8
Significant Other Observable Inputs (Level 2)
Assets
Other	0.0	0.0
Assets, Fair Value Disclosure	11.7	6.7
Liabilities
Other	3.1	7.8
Total Liabilities	3.4	10.1
Significant Unobservable Inputs (Level 3)
Assets
Other	0.0	0.0
Assets, Fair Value Disclosure	0.0	0.0
Liabilities
Other	0.0	0.0
Total Liabilities	0.0	0.0
Estimate of Fair Value Measurement
Assets
Other	17.7	30.1
Assets, Fair Value Disclosure	29.4	36.8
Liabilities
Other	27.4	46.6
Total Liabilities	27.7	48.9
Foreign exchange contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Derivatives - Foreign exchange	0.0	0.0
Liabilities
Derivatives	0.0	0.0
Foreign exchange contracts | Significant Other Observable Inputs (Level 2)
Assets
Derivatives - Foreign exchange	11.7	6.7
Liabilities
Derivatives	0.1	2.3
Foreign exchange contracts | Significant Unobservable Inputs (Level 3)
Assets
Derivatives - Foreign exchange	0.0	0.0
Liabilities
Derivatives	0.0	0.0
Foreign exchange contracts | Estimate of Fair Value Measurement
Assets
Derivatives - Foreign exchange	11.7	6.7
Liabilities
Derivatives	0.1	$ 2.3
Interest Rate | Quoted Prices in Active Markets for Identical Assets (Level 1)
Liabilities
Derivatives	0.0
Interest Rate | Significant Other Observable Inputs (Level 2)
Liabilities
Derivatives	0.2
Interest Rate | Significant Unobservable Inputs (Level 3)
Liabilities
Derivatives	0.0
Interest Rate | Estimate of Fair Value Measurement
Liabilities
Derivatives	$ 0.2